Cover	Oct. 15, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 15, 2024
Entity File Number	811-21582
Entity Registrant Name	Madison Covered Call & Equity Strategy Fund
Entity Central Index Key	0001289868
Entity Tax Identification Number	20-1379652
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	550 Science Drive
Entity Address, City or Town	Madison
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53711
City Area Code	312
Local Phone Number	374-6930
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares of Beneficial Interest
Trading Symbol	MCN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false